Cash and cash equivalents and restricted cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 38	$ 27
Bank deposits	81,649	119,806
Time deposits	105,486	57,466
Money market funds	35,620	37,276
Total cash and cash equivalents	222,793	214,575
Cash and cash equivalents related to business held for sale (Note 31)	$ 0	$ 9,319	$ 0